Loss Before Tax (Tables)	12 Months Ended
Dec. 31, 2025
Loss Before Tax [Abstract]
Schedule of Loss Before Tax

The Group’s loss before tax is arrived at after charging/(crediting):

		For the years ended December 31,
	Notes	2023	2024	2025	2025
		RMB	RMB	RMB	US$

Cost of inventories sold		29,342	27,031	42,481	6,074
Cost of services provided		1,201	2,054	2,277	326
Write-down of inventories to net realizable value	20	-	-	4,180	598
Depreciation of property, plant and equipment**	12	55,281	71,184	65,761	9,404
Depreciation of investment property**		15,883	-	-	-
Depreciation of right-of-use assets**	13(a)	11,632	11,134	10,657	1,524
Amortization of intangible assets**	15	10,399	10,851	10,062	1,439
Research and development costs		706,972	947,245	1,137,448	162,653
Employee benefit expense (including directors’ remuneration):
Wages and salaries		337,381	367,008	404,195	57,799
Equity-settled share-based payment expenses**	31	31,503	20,924	20,874	2,985
Pension scheme contributions (defined contribution scheme)*		30,705	34,404	35,234	5,038
Total		399,589	422,336	460,303	65,822
Fair value (gain)/loss, net:
Derivative financial instruments		(2,822)	-	-	-
Financial assets at FVTPL		699	832	1,134	162
Financial liabilities at FVTPL	36(b)	-	-	29,533	4,223
(Gain)/Loss on disposal of items of property, plant and equipment		(4)	50	18	3
Gain on disposal of items of lease		-	(85)	(685)	(99)
Lease payments not included in the measurement of lease liabilities	13(c)	181	238	329	47
Government grants related to income		(19,358)	(9,073)	(14,496)	(2,073)
Bank interest income		(32,409)	(37,840)	(82,125)	(11,744)
Auditors’ remuneration		2,550	7,900	5,100	729
Donations		3,988	6,322	23,395	3,345
Penalty		24	1,425	5,777	826
Foreign exchange (gain)/loss, net		(1,621)	(6,694)	10,161	1,453

*	There are no forfeited contributions that may be used by the Group as the employer to reduce the existing level of contributions.

**	The depreciation of property, plant and equipment, the depreciation of investment property, the depreciation of right-of-use assets, the amortization of intangible assets and the equity-settled share-based payment expenses for the years are included in “Cost of Sales”, “Research and development expenses”, “Selling and distribution expenses” and “Administrative expenses” in the consolidated statements of profit or loss.